Financial Trust - Summary of Publicly Offered and Listed Financial Trusts - Financial Trust Micro Lending S A U (Detail) - Micro Lending S.A.U [member] ₫ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 VND (₫)
Financial Trust I I I [member]
Disclosure of financial trust [line items]
Set-up on	Jun. 08, 2011	Jun. 08, 2011
Issued Securities Amount | $	$ 39,779
Financial Trust I V [member]
Disclosure of financial trust [line items]
Set-up on	Sep. 01, 2011	Sep. 01, 2011
Issued Securities Amount | $	$ 40,652
Financial Trust V [member]
Disclosure of financial trust [line items]
Set-up on	Aug. 21, 2014	Aug. 21, 2014
Issued Securities Amount | $	$ 42,258
Financial Trust V I [member]
Disclosure of financial trust [line items]
Set-up on	Dec. 02, 2014	Dec. 02, 2014
Issued Securities Amount | $	$ 40,375
Financial Trust V I I [member]
Disclosure of financial trust [line items]
Set-up on	Apr. 01, 2015	Apr. 01, 2015
Issued Securities Amount | $	$ 40,062
Financial Trust V I I I [member]
Disclosure of financial trust [line items]
Set-up on	Jul. 24, 2015	Jul. 24, 2015
Issued Securities Amount | $	$ 59,173
Financial Trust I X [member]
Disclosure of financial trust [line items]
Set-up on	May 18, 2015	May 18, 2015
Issued Securities Amount | $	$ 58,606
Financial Trust X [member]
Disclosure of financial trust [line items]
Set-up on	Aug. 24, 2015	Aug. 24, 2015
Issued Securities Amount | $	$ 56,357
Financial Trust X I [member]
Disclosure of financial trust [line items]
Set-up on	Oct. 30, 2015	Oct. 30, 2015
Issued Securities Amount | $	$ 67,310
Financial Trust X I I [member]
Disclosure of financial trust [line items]
Set-up on	Jan. 14, 2016	Jan. 14, 2016
Issued Securities Amount | $	$ 64,843
Financial Trust X I I I [member]
Disclosure of financial trust [line items]
Set-up on	May 13, 2016	May 13, 2016
Issued Securities Amount | $	$ 69,988
Financial Trust XIV [member]
Disclosure of financial trust [line items]
Set-up on	Sep. 01, 2016	Sep. 01, 2016
Issued Securities Amount | $	$ 69,144
Financial Trust XV [member]
Disclosure of financial trust [line items]
Set-up on	Oct. 27, 2016	Oct. 27, 2016
Issued Securities Amount | $	$ 79,342
Financial Trust XVI [member]
Disclosure of financial trust [line items]
Set-up on	Jan. 10, 2017	Jan. 10, 2017
Issued Securities Amount | $	$ 88,354
Financial Trust XVII [member]
Disclosure of financial trust [line items]
Set-up on	Aug. 23, 2017	Aug. 23, 2017
Issued Securities Amount | $	$ 129,952
Financial Trust XVIII [member]
Disclosure of financial trust [line items]
Set-up on	Jun. 16, 2017	Jun. 16, 2017
Issued Securities Amount | $	$ 119,335
VDF TV A vto 03/12/13 [member] | Financial Trust I I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 03/12/13	VDF TV A Vto: 03/12/13
Issued Securities Amount		₫ 31,823
VDF TV A Vto: 06/20/13 [member] | Financial Trust I V [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 06/20/13	VDF TV A Vto: 06/20/13
Issued Securities Amount		₫ 32,522
VDF TV A Vto: 09/20/15 [member] | Financial Trust V [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 09/20/15	VDF TV A Vto: 09/20/15
Issued Securities Amount		₫ 33,807
VDF TV A Vto: 12/20/15 [member] | Financial Trust V I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 12/20/15	VDF TV A Vto: 12/20/15
Issued Securities Amount		₫ 32,300
VDF TV A Vto: 08/20/16 [member] | Financial Trust V I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 08/20/16	VDF TV A Vto: 08/20/16
Issued Securities Amount		₫ 32,851
VDF TV A Vto: 11/15/16 [member] | Financial Trust V I I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 11/15/16	VDF TV A Vto: 11/15/16
Issued Securities Amount		₫ 48,522
VDF TV A Vto: 03/15/17 [member] | Financial Trust I X [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 03/15/17	VDF TV A Vto: 03/15/17
Issued Securities Amount		₫ 48,057
VDF TV A Vto: 07/20/17 [member] | Financial Trust X [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 07/20/17	VDF TV A Vto: 07/20/17
Issued Securities Amount		₫ 46,213
VDF TV A Vto: 09/15/17 [member] | Financial Trust X I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 09/15/17	VDF TV A Vto: 09/15/17
Issued Securities Amount		₫ 55,194
VDF TV A Vto: 11/15/17 [member] | Financial Trust X I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 11/15/17	VDF TV A Vto: 11/15/17
Issued Securities Amount		₫ 58,358
VDF TV A Vto June Fifteen Two Thousand Eighteen [member] | Financial Trust X I I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 06/15/18	VDF TV A Vto: 06/15/18
Issued Securities Amount		₫ 63,689
VDF TV A Vto June Fifteen Two Thousand Eighteen [member] | Financial Trust XIV [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 06/15/18	VDF TV A Vto: 06/15/18
Issued Securities Amount		₫ 62,230
VDF TV A Vto: 10/15/18 [member] | Financial Trust XV [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 10/15/18	VDF TV A Vto: 10/15/18
Issued Securities Amount		₫ 67,758
VDF TV A Vto: 11/15/18 [member] | Financial Trust XVI [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 11/15/18	VDF TV A Vto: 11/15/18
Issued Securities Amount		₫ 76,868
VDF TV A Vto: 01/15/19 [member] | Financial Trust XVII [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 01/15/19	VDF TV A Vto: 01/15/19
Issued Securities Amount		₫ 97,464
VDF TV A Vto: 05/15/19 [member] | Financial Trust XVIII [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV A Vto: 05/15/19	VDF TV A Vto: 05/15/19
Issued Securities Amount		₫ 89,501
VDF B Vto: 11/12/13 [member] | Financial Trust I I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF B Vto: 11/12/13	VDF B Vto: 11/12/13
Issued Securities Amount		₫ 6,364
VDF B Vto: 10/20/13 [member] | Financial Trust I V [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF B Vto: 10/20/13	VDF B Vto: 10/20/13
Issued Securities Amount		₫ 6,504
VDF B Vto: 02/20/16 [member] | Financial Trust V [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF B Vto: 02/20/16	VDF B Vto: 02/20/16
Issued Securities Amount		₫ 6,761
VDF TV B Vto: 07/20/16 [member] | Financial Trust V I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 07/20/16	VDF TV B Vto: 07/20/16
Issued Securities Amount		₫ 6,460
VDF TV B Vto: 12/20/18 [member] | Financial Trust V I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 12/20/18	VDF TV B Vto: 12/20/18
Issued Securities Amount		₫ 4,006
VDF TV B Vto: 05/15/17 [member] | Financial Trust V I I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 05/15/17	VDF TV B Vto: 05/15/17
Issued Securities Amount		₫ 8,284
VDF TV B Vto: 10/16/17 [member] | Financial Trust I X [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 10/16/17	VDF TV B Vto: 10/16/17
Issued Securities Amount		₫ 7,033
VDF TV B Vto: 01/20/18 [member] | Financial Trust X [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 01/20/18	VDF TV B Vto: 01/20/18
Issued Securities Amount		₫ 7,890
VDF TV B Vto: 02/15/18 [member] | Financial Trust X I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 02/15/18	VDF TV B Vto: 02/15/18
Issued Securities Amount		₫ 9,423
VDF TV B Vto: 01/15/18 [member] | Financial Trust X I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 01/15/18	VDF TV B Vto: 01/15/18
Issued Securities Amount		₫ 3,891
VDF TV B Vto: 08/15/18 [member] | Financial Trust X I I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 08/15/18	VDF TV B Vto: 08/15/18
Issued Securities Amount		₫ 3,499
VDF TV B Vto: 08/15/18 [member] | Financial Trust XIV [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 08/15/18	VDF TV B Vto: 08/15/18
Issued Securities Amount		₫ 4,149
VDF TV B Vto: 02/15/19 [member] | Financial Trust XV [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 02/15/19	VDF TV B Vto: 02/15/19
Issued Securities Amount		₫ 8,093
VDF TV B Vto: 02/15/19 [member] | Financial Trust XVI [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 02/15/19	VDF TV B Vto: 02/15/19
Issued Securities Amount		₫ 7,598
VDF TV B Vto: 04/15/19 [member] | Financial Trust XVII [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 04/15/19	VDF TV B Vto: 04/15/19
Issued Securities Amount		₫ 7,940
VDF TV B Vto: 08/15/19 [member] | Financial Trust XVIII [member]
Disclosure of financial trust [line items]
Type Securities Issued	VDF TV B Vto: 08/15/19	VDF TV B Vto: 08/15/19
Issued Securities Amount		₫ 7,291
CP Vto: 10/12/16 [member] | Financial Trust I I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 10/12/16	CP Vto: 10/12/16
Issued Securities Amount		₫ 1,592
CP Vto: 01/20/17 [member] | Financial Trust I V [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 01/20/17	CP Vto: 01/20/17
Issued Securities Amount		₫ 1,626
CP Vto: 05/20/18 [member] | Financial Trust V [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 05/20/18	CP Vto: 05/20/18
Issued Securities Amount		₫ 1,690
CP Vto: 07/20/18 [member] | Financial Trust V I [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 07/20/18	CP Vto: 07/20/18
Issued Securities Amount		₫ 1,615
CP Vto: 07/20/18 [member] | Financial Trust V I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 07/20/18	CP Vto: 07/20/18
Issued Securities Amount		₫ 3,205
CP Vto: 07/16/18 [member] | Financial Trust V I I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 07/16/18	CP Vto: 07/16/18
Issued Securities Amount		₫ 2,367
CP Vto: 07/16/20 [member] | Financial Trust I X [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 07/16/20	CP Vto: 07/16/20
Issued Securities Amount		₫ 3,516
CP Vto: 10/20/20 [member] | Financial Trust X [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 10/20/20	CP Vto: 10/20/20
Issued Securities Amount		₫ 2,254
CP Vto: 01/15/21 [member] | Financial Trust X I [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 01/15/21	CP Vto: 01/15/21
Issued Securities Amount		₫ 2,693
CP Vto: 05/17/21 [member] | Financial Trust X I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 05/17/21	CP Vto: 05/17/21
Issued Securities Amount		₫ 2,594
CP Vto: 09/15/21 [member] | Financial Trust X I I I [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 09/15/21	CP Vto: 09/15/21
Issued Securities Amount		₫ 2,800
CP Vto: 11/15/21 [member] | Financial Trust XIV [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 11/15/21	CP Vto: 11/15/21
Issued Securities Amount		₫ 2,766
CP Vto: 01/15/22 [member] | Financial Trust XV [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 01/15/22	CP Vto: 01/15/22
Issued Securities Amount		₫ 3,491
CP Vto: 03/15/22 [member] | Financial Trust XVI [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 03/15/22	CP Vto: 03/15/22
Issued Securities Amount		₫ 3,888
CP Vto: 07/22/22 [member] | Financial Trust XVII [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 07/22/22	CP Vto: 07/22/22
Issued Securities Amount		₫ 24,548
CP Vto: 10/15/22 [member] | Financial Trust XVIII [member]
Disclosure of financial trust [line items]
Type Securities Issued	CP Vto: 10/15/22	CP Vto: 10/15/22
Issued Securities Amount		₫ 22,543